Shareholder Report, Line Graph (Details) - USD ($)		1 Months Ended	6 Months Ended	13 Months Ended	25 Months Ended	37 Months Ended	49 Months Ended	61 Months Ended
	Jun. 30, 2021	Jul. 31, 2021	Jul. 31, 2026	Jul. 31, 2022	Jul. 31, 2023	Jul. 31, 2024	Jul. 31, 2025	Jul. 31, 2026
C000227329
Account Value [Line Items]
Line Graph and Table Measure Name			Channing Intrinsic Value Small-Cap Fund - I
Accumulated Value	$ 50,000	$ 49,500		$ 44,925	$ 49,341	$ 56,467	$ 54,842	$ 71,202
Russell 3000 Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name			Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value	50,000	50,846		47,108	53,066	64,249	74,327	88,897
Russell 2000 Value Total Return
Account Value [Line Items]
Line Graph and Table Measure Name			Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Accumulated Value	$ 50,000	$ 48,210		$ 45,913	$ 47,723	$ 55,207	$ 52,851	$ 74,274